Earnings Per Common Share - Schedule of Reconciliation of Numerator and Denominator for Basic and Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Net income attributable to common shareholders - Basic	$ 196	$ 205
Net income attributable to common shareholders - Diluted	$ 196	$ 205
Weighted average common shares outstanding—Basic (in shares)	195	195
Effect of dilutive common stock equivalents (in shares)	0	0
Effect of dilutive forward sale agreements (in shares)	0	0
Weighted average common shares outstanding—Diluted (in shares)	195	195